Form N-1A Cover	Jan. 09, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CITY NATIONAL ROCHDALE FUNDS
Entity Central Index Key	0001026977
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 09, 2026
Prospectus Date	Jan. 28, 2025